Document and Entity Information	Apr. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636519
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Apr. 17, 2020
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false